Commitments and Contingencies (Details Narrative) - t	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Loss Contingencies [Line Items]
Sale amount	122,800	129,500
Maximum [Member]
Loss Contingencies [Line Items]
Purchase price	96,000	101,000